Note 12 - Income Tax Charge / (Credit) (Details Textual) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Apr. 01, 2020	Dec. 31, 2017	Apr. 01, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Applicable tax rate					19.00%	20.00%	20.00%
Total tax expense (income)					$ (9,015)	$ (861)	$ (1,654)
Tax effect from change in tax rate					9,829
Other tax effects for reconciliation between accounting profit and tax expense (income)					569
UNITED KINGDOM
Statement Line Items [Line Items]
Applicable tax rate			19.00%
UNITED KINGDOM | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate	17.00%
UNITED STATES
Statement Line Items [Line Items]
Applicable tax rate		35.00%		21.00%
Total tax expense (income)					10,400
Tax effect from change in tax rate					9,800
Other tax effects for reconciliation between accounting profit and tax expense (income)					600
Total increase (decrease) in deferred tax liability (asset)					$ (9,800)